Other Income and Expenses (Details) - USD ($) $ in Millions				12 Months Ended
		Jul. 03, 2017	Feb. 23, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Gain on sale of Refinery Grade Propylene Splitter				$ 1,095	$ 0	$ 0
Gain on asset retirement	[1]			22	138
Regulatory charges resulting from Tax Reform (Note 1)				776	0	0
Debt Instrument, Unamortized Discount (Premium), Net		$ 3	$ 30	24	(88)
Williams Partners [Member]
Segment Reporting Information [Line Items]
Litigation Settlement, Amount Awarded to Other Party					15
Other income (expense) - net [Member] | Williams Partners [Member]
Segment Reporting Information [Line Items]
Amortization of regulatory assets associated with asset retirement obligations				33	33	33
Accrual of regulatory liability related to overcollection of certain employee expenses				22	25	20
Project development costs related to Constitution (Note 3)				16	28	0
Gains on contract settlements and terminations				(15)	0	0
Gain on sale of Refinery Grade Propylene Splitter				(12)	0	0
Net foreign currency exchange (gains) losses (1)	[2]			0	10	(10)
Gain on asset retirement				0	(11)	0
Other income (expense) - net [Member] | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Gain on sale of unused pipe				0	(10)	0
Selling, general and administrative expenses [Member] | Williams Partners [Member] | Acquisition and Merger [Member]
Segment Reporting Information [Line Items]
Business combination, acquisition related costs						26
Selling, general and administrative expenses [Member] | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Project development costs related to Constitution (Note 3)					61
Selling, general and administrative expenses [Member] | Corporate and Other [Member] | Acquisition and Merger [Member]
Segment Reporting Information [Line Items]
Restructuring Charges				9	47
Selling, general and administrative expenses [Member] | Corporate and Other [Member] | Other Restructuring [Member]
Segment Reporting Information [Line Items]
Business combination, integration related costs						32
Operation and maintenance expenses [Member] | Williams Partners [Member] | Transition [Member]
Segment Reporting Information [Line Items]
Business combination, integration related costs						12
Service revenues [Member] | Williams Partners [Member]
Segment Reporting Information [Line Items]
Minimum volume commitment fees				66	58	239
Deferred Revenue, Revenue Recognized					173
Selling, general, and administrative expenses and Operating and maintenance expenses [Member] | Williams Partners [Member]
Segment Reporting Information [Line Items]
Severance and other related costs				22	$ 42
Restructuring and Related Cost, Number of Positions Eliminated, Period Percent					10.00%
Other income (expense) - net [Member]
Segment Reporting Information [Line Items]
Regulatory charges resulting from Tax Reform (Note 1)				102
Other income (expense) - net [Member] | Williams Partners [Member]
Segment Reporting Information [Line Items]
Allowance for funds used during construction, capitalized cost of equity				71	$ 66	77
Regulatory charges resulting from Tax Reform (Note 1)				39
Other income (expense) - net [Member] | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Regulatory charges resulting from Tax Reform (Note 1)				63
Unamortized Loan Commitment and Origination Fees and Unamortized Discounts or Premiums		51	53
Debt Instrument, Unamortized Premium		$ 54	$ 23
Deferred taxes on equity funds used during construction [Member] | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Allowance for funds used during construction, capitalized cost of equity				52	23	18
Disposal Group, Not Discontinued Operations [Member] | Canadian Operations [Member] | Other income (expense) - net [Member]
Segment Reporting Information [Line Items]
Loss on sale of Canadian operations (Note 2)					66
Disposal Group, Not Discontinued Operations [Member] | Canadian Operations [Member] | Other income (expense) - net [Member] | Williams Partners [Member]
Segment Reporting Information [Line Items]
Loss on sale of Canadian operations (Note 2)				4	34	0
Disposal Group, Not Discontinued Operations [Member] | Canadian Operations [Member] | Other income (expense) - net [Member] | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Loss on sale of Canadian operations (Note 2)				1	32	0
Pension Plan [Member]
Segment Reporting Information [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Gain (Loss) Due to Settlement				(71)	$ (2)	$ (2)
Pension Plan [Member] | Other income (expense) - net [Member] | Williams Partners [Member]
Segment Reporting Information [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Gain (Loss) Due to Settlement				35
Pension Plan [Member] | Other income (expense) - net [Member] | Other [Member]
Segment Reporting Information [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Gain (Loss) Due to Settlement				$ 35
6.125% Senior Unsecured Notes due 2022 [Member] | Williams Partners L.P. [Member]
Segment Reporting Information [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			6.125%
Extinguishment of Debt, Amount			$ 750
4.875% Senior Unsecured Notes due 2023 [Member] | Williams Partners L.P. [Member]
Segment Reporting Information [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		4.875%
Extinguishment of Debt, Amount		$ 1,400

[1]	(2)Several factors are considered in the annual review process, including inflation rates, current estimates for removal cost, market risk premiums, discount rates, and the estimated remaining useful life of the assets. The 2017 revisions reflect changes in removal cost estimates and decreases in the estimated remaining useful life of certain assets and discount rates used in the annual review process. The 2016 revisions reflect changes in removal cost estimates, increases in the estimated remaining useful life of certain assets, and decreases in the inflation rate and discount rates used in the annual review process.
[2]	Primarily relates to gains and losses incurred on foreign currency transactions and the remeasurement of U.S. dollar-denominated current assets and liabilities within our former Canadian operations (see Note 2 – Acquisitions and Divestitures).